Borrowings (Details) - Schedule of bonds (Parentheticals) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Bonds Abstract
Net of transaction costs	$ 200,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000